Shareholder Report, Average Annual Return (Details)	2 Months Ended
Dec. 31, 2024
T-Rex 2X Long Ether Daily Target ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	T-Rex 2X Long Ether Daily Target ETF
Average Annual Return, Percent	54.09%
T-Rex 2X Inverse Ether Daily Target ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	T-Rex 2X Inverse Ether Daily Target ETF
Average Annual Return, Percent	(60.84%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	1.50%